Benefit Plans (Projected benefit obligation exceeding the fair value of plan assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2008
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation				$ 46,001
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 123,190	$ 133,672	$ 148,848
Defined Benefit Plan, Plan Assets, Amount	112,203	117,504	119,441
Defined Benefit Plan, Accumulated Benefit Obligation	120,084	130,669
Defined Benefit Plan, Service Cost	1,380	2,394	2,402
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	69	51	0
Defined Benefit Plan, Interest Cost	2,876	3,139	3,262
Defined Benefit Plan, Actuarial Net (Gains) Losses	(3,736)	(4,402)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	6,466	6,150
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	1,046	743
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	(5,661)	(11,847)
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	228	6,543
Defined Benefit Plan, Plan Assets, Contributions by Employer	5,071	5,005
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	1,045	742
Defined Benefit Plan, Plan Assets, Benefits Paid	6,466	6,150
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(10,987)	(16,168)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	11,368	12,551	14,100
Defined Benefit Plan, Plan Assets, Amount	0	0	0
Defined Benefit Plan, Service Cost	0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(3,263)	(3,263)	(3,263)
Defined Benefit Plan, Interest Cost	409	457	$ 519
Defined Benefit Plan, Actuarial Net (Gains) Losses	181	(106)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	1,772	1,900
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	0	0
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	0	0
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	0	0
Defined Benefit Plan, Plan Assets, Contributions by Employer	1,772	1,900
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	1,772	1,900
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ (11,368)	$ (12,551)